SEGMENT REPORTING - Information by Reporting Segment (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 26, 2015 USD ($) market	Sep. 26, 2015 USD ($)	Jun. 27, 2015 USD ($)	Mar. 28, 2015 USD ($)	Dec. 27, 2014 USD ($)	Sep. 27, 2014 USD ($)	Jun. 28, 2014 USD ($)	Mar. 29, 2014 USD ($)	Dec. 26, 2015 USD ($) market	Dec. 27, 2014 USD ($)	Dec. 28, 2013 USD ($)
Segment Reporting Information [Line Items]
Net sales	$ 653,600	$ 762,275	$ 838,171	$ 633,025	$ 620,090	$ 713,489	$ 772,752	$ 553,998	$ 2,887,071	$ 2,660,329	$ 2,470,448
Interest expense									5,133	4,267	4,851
Amortization expense									3,531	2,410	2,473
Depreciation expense									37,710	33,913	31,091
Segment earnings from operations									135,467	97,367	74,268
Segment assets	$ 1,107,679				1,023,800				1,107,679	1,023,800	916,987
Capital expenditures									$ 43,522	$ 45,305	$ 40,023
Number of markets in which the entity operates | market	3								3
Percentage of sales to a single customer (in hundredths)									19.00%	17.00%	17.00%
Intersegment Net Sales
Segment Reporting Information [Line Items]
Net sales									$ 153,821	$ 118,368	$ 113,766
Corporate
Segment Reporting Information [Line Items]
Net sales									0	0	0
Interest expense									4,269	3,905	4,447
Amortization expense									0	0	0
Depreciation expense									6,814	6,042	5,670
Segment earnings from operations									(22,410)	(16,825)	(10,732)
Segment assets	$ 163,166				82,124				163,166	82,124	71,644
Capital expenditures									7,708	9,680	8,269
North | Reportable Segments
Segment Reporting Information [Line Items]
Net sales									922,092	840,277	811,438
Interest expense									0	0	0
Amortization expense									267	331	331
Depreciation expense									7,901	7,060	6,541
Segment earnings from operations									53,879	32,988	21,167
Segment assets	291,614				303,213				291,614	303,213	287,382
Capital expenditures									9,622	10,887	8,390
North | Intersegment Net Sales
Segment Reporting Information [Line Items]
Net sales									51,796	37,624	46,103
South | Reportable Segments
Segment Reporting Information [Line Items]
Net sales									656,550	611,700	568,237
Interest expense									296	323	356
Amortization expense									9	10	8
Depreciation expense									6,255	5,700	4,762
Segment earnings from operations									30,740	24,474	23,680
Segment assets	185,818				201,245				185,818	201,245	178,008
Capital expenditures									6,138	8,875	6,010
South | Intersegment Net Sales
Segment Reporting Information [Line Items]
Net sales									29,940	20,224	17,689
West | Reportable Segments
Segment Reporting Information [Line Items]
Net sales									1,133,398	1,062,565	950,684
Interest expense									516	39	48
Amortization expense									2,467	1,358	1,416
Depreciation expense									13,033	11,029	9,830
Segment earnings from operations									70,220	53,575	42,003
Segment assets	369,077				351,557				369,077	351,557	300,443
Capital expenditures									13,356	11,984	11,069
West | Intersegment Net Sales
Segment Reporting Information [Line Items]
Net sales									58,412	47,737	38,176
All Other
Segment Reporting Information [Line Items]
Net sales									175,031	145,787	140,089
Interest expense									52	0	0
Amortization expense									788	711	718
Depreciation expense									3,707	4,082	4,288
Segment earnings from operations									3,038	3,155	(1,850)
Segment assets	$ 98,004				$ 85,661				98,004	85,661	79,510
Capital expenditures									6,698	3,879	6,285
All Other | Intersegment Net Sales
Segment Reporting Information [Line Items]
Net sales									$ 13,673	$ 12,783	$ 11,798